Columbia Variable Portfolio – Dividend Opportunity Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.5%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	647,300	14,240,600
Verizon Communications, Inc.	320,200	14,380,182
Total		28,620,782
Media 1.2%
Comcast Corp., Class A	264,400	11,043,988
Total Communication Services		39,664,770
Consumer Discretionary 5.1%
Automobiles 0.5%
Ford Motor Co.	418,200	4,416,192
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	42,700	7,008,351
Starbucks Corp.	55,000	5,361,950
Total		12,370,301
Household Durables 0.8%
Garmin Ltd.	41,100	7,234,833
Specialty Retail 2.1%
Best Buy Co., Inc.	56,600	5,846,780
Home Depot, Inc. (The)	34,200	13,857,840
Total		19,704,620
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	85,100	3,997,998
Total Consumer Discretionary		47,723,944
Consumer Staples 11.8%
Beverages 4.5%
Coca-Cola Co. (The)	326,600	23,469,476
PepsiCo, Inc.	107,000	18,195,350
Total		41,664,826
Consumer Staples Distribution & Retail 1.0%
Target Corp.	60,800	9,476,288
Food Products 1.9%
Kellanova	114,900	9,273,579
Kraft Heinz Co. (The)	241,300	8,472,043
Total		17,745,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.9%
Clorox Co. (The)	14,300	2,329,613
Procter & Gamble Co. (The)	91,100	15,778,520
Total		18,108,133
Tobacco 2.5%
Altria Group, Inc.	122,300	6,242,192
Philip Morris International, Inc.	137,500	16,692,500
Total		22,934,692
Total Consumer Staples		109,929,561
Energy 9.6%
Oil, Gas & Consumable Fuels 9.6%
Chevron Corp.	152,200	22,414,494
ConocoPhillips Co.	88,000	9,264,640
EOG Resources, Inc.	85,000	10,449,050
Exxon Mobil Corp.	342,200	40,112,684
Valero Energy Corp.	58,000	7,831,740
Total		90,072,608
Total Energy		90,072,608
Financials 19.2%
Banks 10.5%
Bank of America Corp.	473,500	18,788,480
Citigroup, Inc.	184,600	11,555,960
JPMorgan Chase & Co.	162,800	34,328,008
Truist Financial Corp.	213,800	9,144,226
U.S. Bancorp	275,400	12,594,042
Wells Fargo & Co.	211,900	11,970,231
Total		98,380,947
Capital Markets 6.0%
Ares Capital Corp.	218,500	4,575,390
BlackRock, Inc.	11,300	10,729,463
Blackstone, Inc.	60,400	9,249,052
CME Group, Inc.	44,200	9,752,730
Goldman Sachs Group, Inc. (The)	43,200	21,388,752
Total		55,695,387

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.2%
Allstate Corp. (The)	56,900	10,791,085
MetLife, Inc.	118,000	9,732,640
Total		20,523,725
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	227,500	4,636,450
Total Financials		179,236,509
Health Care 12.9%
Biotechnology 4.6%
AbbVie, Inc.	152,300	30,076,204
Amgen, Inc.	41,100	13,242,831
Total		43,319,035
Health Care Equipment & Supplies 1.3%
Medtronic PLC	128,800	11,595,864
Health Care Providers & Services 0.8%
CVS Health Corp.	121,800	7,658,784
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	89,000	4,604,860
Johnson & Johnson	170,200	27,582,612
Merck & Co., Inc.	186,300	21,156,228
Pfizer, Inc.	160,400	4,641,976
Total		57,985,676
Total Health Care		120,559,359
Industrials 7.1%
Aerospace & Defense 2.5%
Lockheed Martin Corp.	20,400	11,925,024
RTX Corp.	94,400	11,437,504
Total		23,362,528
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	71,600	9,761,944
Building Products 0.5%
Johnson Controls International PLC	61,000	4,734,210
Industrial Conglomerates 1.3%
3M Co.	86,800	11,865,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
PACCAR, Inc.	86,200	8,506,216
Stanley Black & Decker, Inc.	76,400	8,413,932
Total		16,920,148
Total Industrials		66,644,390
Information Technology 9.6%
Communications Equipment 2.1%
Cisco Systems, Inc.	370,000	19,691,400
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	227,400	10,267,110
IT Services 2.5%
International Business Machines Corp.	107,100	23,677,668
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	61,000	10,522,500
QUALCOMM, Inc.	36,800	6,257,840
Texas Instruments, Inc.	55,500	11,464,635
Total		28,244,975
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	408,300	8,353,818
Total Information Technology		90,234,971
Materials 1.7%
Chemicals 0.9%
Dow, Inc.	150,600	8,227,278
Containers & Packaging 0.8%
International Paper Co.	149,300	7,293,305
Total Materials		15,520,583
Real Estate 6.9%
Health Care REITs 0.6%
Welltower, Inc.	41,000	5,249,230
Industrial REITs 1.0%
Prologis, Inc.	78,400	9,900,352
Office REITs 0.8%
BXP, Inc.	90,700	7,297,722
Retail REITs 1.6%
Brixmor Property Group, Inc.	218,100	6,076,266
Simon Property Group, Inc.	51,700	8,738,334
Total		14,814,600
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 2.9%
American Tower Corp.	37,500	8,721,000
Digital Realty Trust, Inc.	66,300	10,729,329
Extra Space Storage, Inc.	44,500	8,018,455
Total		27,468,784
Total Real Estate		64,730,688
Utilities 7.4%
Electric Utilities 5.4%
American Electric Power Co., Inc.	81,700	8,382,420
Edison International	135,700	11,818,113
NextEra Energy, Inc.	94,400	7,979,632
Southern Co. (The)	171,200	15,438,816
Xcel Energy, Inc.	108,800	7,104,640
Total		50,723,621
Independent Power and Renewable Electricity Producers 0.9%
Vistra Corp.	71,200	8,440,048
Multi-Utilities 1.1%
DTE Energy Co.	78,200	10,041,662
Total Utilities		69,205,331
Total Common Stocks (Cost $687,240,841)		893,522,714

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.6%
Welltower OP LLC(a)
07/15/2029	3.125%	4,500,000	5,222,250
Technology 0.6%
Western Digital Corp.(a)
11/15/2028	3.000%	3,900,000	5,779,800
Total Convertible Bonds (Cost $8,400,000)			11,002,050

Convertible Preferred Stocks 1.8%
Issuer		Shares	Value ($)
Financials 0.6%
Financial Services 0.6%
Apollo Global Management, Inc.	6.750%	78,000	5,328,180
Total Financials			5,328,180
Information Technology 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.	7.625%	70,110	4,247,787
Total Information Technology			4,247,787
Materials 0.4%
Chemicals 0.4%
Albemarle Corp.	7.250%	87,916	3,939,516
Total Materials			3,939,516
Utilities 0.4%
Electric Utilities 0.4%
NextEra Energy, Inc.	7.299%	63,800	3,550,219
Total Utilities			3,550,219
Total Convertible Preferred Stocks (Cost $15,040,204)			17,065,702

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	13,713,258	13,711,886
Total Money Market Funds (Cost $13,711,153)		13,711,886
Total Investments in Securities (Cost: $724,392,198)		935,302,352
Other Assets & Liabilities, Net		57,319
Net Assets		935,359,671

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $11,002,050, which represents 1.18% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	9,918,200	83,776,622	(79,983,393)	457	13,711,886	1,162	435,416	13,713,258
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7005_12_C01_(11/24)